Postemployment Benefits Postretirement Benefit Plans - Schedule of Accumulated Benefit Obligation in Excess of Fair Value of Plan Assets (Details) - Postretirement Plans - USD ($) $ in Millions	Dec. 28, 2019	Dec. 29, 2018
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 1,313	$ 1,294
Fair value of plan assets	$ 1,114	$ 1,044